Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Schedule of Reliable Sources of Index	Reliable sources of index were used for the rates used in the “probable scenario”.
		Consolidated			Scenario I -		Scenario I - Probable		Scenario II - Remote		Scenario III - Probable		Scenario IV - Remote
		June 30, 2025			Probable		Decrease		Decrease		Increase		Increase
(*) annual average rates Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Balance (R$)	-25% Rate	Balance (R$)	-50% Rate	Balance (R$)	25% Rate	Balance (R$)	50% Rate
Short-term investments	CDI	125,614	-	14.90%	(276)	14.68%	(4,598)	11.01%	(9,220)	7.34%	4,598	18.35%	9,220	22.02%
Short-term investments	SELIC	-	-	15.00%	-	14.68%	-	11.01%	-	7.34%	-	18.35%	-	22.02%
Marketable securities	SELIC	16,908	-	15.00%	(54)	14.68%	(619)	11.01%	(1,241)	7.34%	619	18.35%	1,241	22.02%
Cash and securities - USD	USD	3,430	629	5.46	(293)	5.92	(931)	4.44	(1,862)	2.96	931	7.40	1,862	8.88
Total cash, cash equivalent		145,952	629		(623)		(6,148)		(12,323)		6,148		12,323
Financing in Paraguay	USD	(49,113)	(9,000)	5.46	(22,720)	5.92	72,682	4.44	145,370	2.96	(72,682)	7.40	(145,370)	8.88
Financing in Bolivia	USD	-	-	5.46	-	5.92	-	4.44	-	2.96	-	7.40	-	8.88
Financing in Brazil	USD	(73,771)	-	5.46	(34,126)	5.92	109,174	4.44	218,355	2.96	(109,174)	7.40	(218,355)	8.88
Financing in Brazil	CDI	(2,863)	-	14.90%	6	14.68%	105	11.01%	210	7.34%	(105)	18.35%	(210)	22.02%
Financing/Debentures	IPCA	(312,415)	-	14.47%	26,712	5.92%	4,625	4.44%	9,248	2.96%	(4,625)	7.40%	(9,248)	8.88%
Total Financing (b)		(438,162)	(9,000)		(30,128)		186,586		373,183		(186,586)		(373,183)
Araucária VI	Soybean bags	2,952	27,740	126.00	-	126.00	(738)	94.50	(1,476)	63.00	738	157.50	1,476	189.00
Araucária VII	Soybean bags	134,893	1,282,500	122.77	-	122.77	(33,723)	92.08	(67,447)	61.38	33,723	153.46	67,447	184.15
Jatobá II	Soybean bags	9,423	87,655	111.15	-	111.15	(2,356)	83.37	(4,712)	55.58	2,356	138.94	4,712	166.73
Jatobá III	Soybean bags	3,685	33,374	113.14	-	113.14	(921)	84.85	(1,843)	56.57	921	141.42	1,843	169.71
Jatobá V	Soybean bags	8,981	79,459	121.43	-	121.43	(2,245)	91.07	(4,491)	60.71	2,245	151.78	4,491	182.14
Jatobá VI	Soybean bags	13,002	116,083	128.68	-	128.68	(3,251)	96.51	(6,501)	64.34	3,251	160.85	6,501	193.02
Jatobá VII	Soybean bags	57,297	549,084	137.79	-	137.79	(14,324)	103.34	(28,649)	68.89	14,324	172.23	28,649	206.68
Alto Taquari IV	Soybean bags	149,582	1,456,974	132.33	-	132.33	(37,396)	99.25	(74,791)	66.16	37,396	165.41	74,791	198.49
Chaparral I	Soybean bags	219,792	2,127,241	147.78	-	147.78	(54,948)	110.84	(109,896)	73.89	54,948	184.73	109,896	221.67
Preferência I	Cattle (@)	101,620	452,342	333.60	-	333.60	(25,405)	250.20	(50,810)	166.80	25,405	417.00	50,810	500.40
Rio do Meio I	Soybean bags	49,571	442,884	127.90	-	127.90	(12,393)	95.92	(24,786)	63.95	12,393	159.87	24,786	191.84
Rio do Meio II	Soybean bags	5,276	65,757	128.47	-	128.47	(1,319)	96.35	(2,638)	64.23	1,319	160.58	2,638	192.70
Total receivables from farms		756,074	6,721,093		-		(189,019)		(378,040)		189,019		378,040
Derivative operations	Grains (bags)	5,824	(2,638,573)	(a)	2,200	(a)	51,043	(a)	102,458	(a)	(60,368)	(a)	(121,042)	(a)
Derivative operations	USD	16,059	(78,415)	(a)	15,989	(a)	98,436	(a)	196,806	(a)	(98,300)	(a)	(196,672)	(a)
Derivative operations	Cattle (@)	23	(1,650)	(a)	-	(a)	108	(a)	239	(a)	(154)	(a)	(284)	(a)
Derivative operations	Cotton (lbs.)	3,191	(27,602,400)	(a)	3,192	(a)	9,206	(a)	19,395	(a)	(18,083)	(a)	(38,750)	(a)
Derivative operations	Ethanol (m^3)	(7,177)	(58,800)	(a)	(7,178)	(a)	40,686	(a)	81,371	(a)	(40,686)	(a)	(81,371)	(a)
Derivative operations	Swap (BRL)	(10,906)	-	(a)	(10,906)	(a)	25,841	(a)	54,497	(a)	(23,469)	(a)	(44,918)	(a)
Derivative operations	Sugarcane (Kg)	14	(30,336,000)	(a)	14	(a)	8,998	(a)	17,995	(a)	(8,998)	(a)	(17,995)	(a)
Margin - Stonex	CDI	430	-	14.90%	(1)	14.68%	(16)	11.01%	(32)	7.34%	16	18.35%	32	22.02%
Total Derivatives (a)		7,458	(60,715,838)		3,310		234,302		472,729		(250,042)		(501,000)
Cresca, net	USD	-	-	5.46	-	5.92	-	4.44	-	2.96	-	7.40	-	8.88
Cresud, net	USD	(1,703)	(312)	5.46	(144)	5.92	462	4.44	923	2.96	(462)	7.40	(923)	8.88
Helmir, net	USD	(5,256)	(963)	5.46	(444)	5.92	1,425	4.44	2,850	2.96	(1,425)	7.40	(2,850)	8.88
Total related parties		(6,959)	(1,275)		(588)		1,887		3,773		(1,887)		(3,773)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

Schedule of Financial Liabilities by Maturity	The table below shows the Company's financial liabilities by group of maturity based on the remaining period at the balance sheet date up to the contract maturity date.
	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2025
Derivative financial instruments	7	33,124	33,124	15,492	17,632	—	—
Lease payables	15	352,539	635,192	88,397	144,367	248,148	154,280
Trade payable	16	103,658	103,658	103,658	—	—	—
Loans, financing and debentures	17	885,519	1,058,791	402,928	262,410	329,643	63,810
Other liabilities	19	24,445	24,445	7,082	17,363	—	—
Transactions with related parties	30	8,401	8,401	—	8,401	—	—

At June 30, 2024
Derivative financial instruments	7	87,068	87,068	69,190	17,878	—	—
Lease payables	15	286,605	444,021	75,481	126,840	174,720	66,980
Trade payable	16	67,192	67,192	67,192	—	—	—
Loans, financing and debentures	17	681,938	904,321	205,253	61,007	537,641	100,420
Other liabilities	19	32,913	32,913	8,357	24,556	—	—
Transactions with related parties	30	9,275	9,275	—	9,275	—	—

Schedule of Demonstrates the Financial Debts

The following table demonstrates the financial debts.

	2025	2024
Total derivatives (Note 7)	(7,458)	48,593
Loans, financing and debentures (Note 17)	885,519	681,938
Total acquisitions payable (Note 19)	24,445	32,913
	902,506	763,444
Less: cash and cash equivalents (Note 6.1)	(142,908)	(170,953)
Less: marketable securities (Notes 6.2)	(16,908)	(38,661)
	(159,816)	(209,614)
Net debt (net cash)	742,690	553,830
Total equity	2,177,728	2,179,679
Leverage ratio	34.10%	25.41%

Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy

The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

	June 30, 2025
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents	6.1	125,614	125,614	125,614	—	—
Trade receivables, net	8.1	149,639	149,639	—	149,639	—
Non-current
Related-party transactions	30	2,822	2,822	—	2,822	—
Financial assets measured at fair value through profit or loss
Current
Marketable securities	6.2	16,908	16,908	16,908	—	—
Receivables from sale of farm, net	8.1	235,419	235,419	—	235,419	—
Derivative operations (b)	7	13,813	13,813	13,813		—
Derivative operations (b)	7	15,796	15,796	—	15,796	—
Non-current
Receivables from sale of farm, net	8.1	521,210	521,210	—	521,210	—
Derivative operations (b)	7	10,973	10,973	—	10,973	—
Non-financial assets measured at fair value
Current
Biological assets	10	26,859	26,859	—	26,859	—
Biological assets	10	238,581	238,581	—	—	238,581
Non-current
Biological assets	10	32,345	32,345	—	32,345	—
Non-financial assets measured at cost
Non-current
Investment properties	11	1,323,834	3,615,837	—	—	3,615,837
Total		2,713,813	5,005,816	156,335	995,063	3,854,418
Financial liabilities measured at amortized cost
Current
Trade payables	16	103,659	103,659	—	103,659	—
Loans, financing and debentures (a)	17	355,841	355,841	—	355,841	—
Accounts payable due to acquisition of farm	19	1,305	1,305	—	1,305	—
Non-current
Related-party transactions	30	8,401	8,401	—	8,401	—
Loans, financing and debentures (a)	17	529,678	529,678	—	529,678	—
Financial liabilities measured at fair value through profit or loss
Current
Leases payable and associated liabilities	15	82,330	82,330	—	82,330	—
Derivative operations (b)	7	13,520	13,520	13,520	—	—
Derivative operations (b)	7	1,972	1,972	—	1,972	—
Accounts payable due to acquisition of farm	19	5,777	5,777	—	5,777	—
Non-current
Leases payable and associated liabilities	15	343,454	343,454	—	343,454	—
Derivative operations (b)	7	202	202	202	—	—
Derivative operations (b)	7	17,430	17,430	—	17,430	—
Accounts payable due to acquisition of farm	19	17,363	17,363	—	17,363	—
Total		1,480,932	1,480,932	13,722	1,467,210	—
	June 30, 2024
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents		153,132	153,132	153,132	—	—
Trade accounts receivables, net	8.1	107,256	107,256	—	107,256	—
Non-current
Transactions with related parties	30	2,968	2,968	—	2,968	—

Financial assets measured at fair value through profit and loss
Current
Marketable securities	6.2	22,941	22,941	22,941	—	—
Receivables from sale of farm, net	8.1	249,327	249,327	—	—	249,327
Derivative financial instruments (b)	7	31,718	31,718	29,873	1,845	—
Noncurrent
Marketable securities	6.2	15,720	15,720	15,720	—	—
Receivables from sale of farm, net	8.1	520,758	520,758	—	—	520,758
Derivative financial instruments (b)	7	6,757	6,757	738	6,019	—

Non-financial assets measured at fair value
Current
Biological assets	10	210,335	210,335	—	14,664	195,671
Noncurrent
Biological assets	10	26,930	26,930	—	26,930	—

Non-financial assets measured at cost
Noncurrent
Investment properties	11	1,267,828	2,841,656	—	—	2,841,656
Total		2,615,670	4,189,498	222,404	159,682	3,807,412

Financial liabilities measured at amortized cost
Current
Trade payables	16	67,192	67,192	—	67,192	—
Loans, financing and debentures (a)	17	177,311	177,311	—	177,311	—
Noncurrent
Transactions with related parties	30	9,275	9,275	—	9,275	—
Loans, financing and debentures (a)	17	504,627	504,627	—	504,627	—

Financial liabilities measured at fair value through profit and loss
Current
Lease payable		77,456	77,456	—	77,456	—
Derivative financial instruments (b)	7	69,190	69,190	36,901	32,289	—
Accounts payable for acquisition	19	8,357	8,357	8,357	—	—
Noncurrent
Lease payable	7	284,604	284,604	—	284,604	—
Derivative financial instruments (b)	15	17,878	17,878	1,493	16,385	—
Accounts payable for acquisition		24,556	24,556	24,556	—	—
Total		1,240,446	1,240,446	71,307	1,169,139	—

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

Schedule of Fair Value of the Credits from the Sale of the Farm	The significant non-observable inputs used in the measurement of the fair value of biological assets and investment properties are disclosed in Notes 10 and 11, respectively:
Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	0.53 - 0.97 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$12,960, representing an increase or decrease of 1.71% in the receivables from the farm.